ENERGY ASSETS	12 Months Ended
Dec. 31, 2020
ENERGY ASSETS
4. ENERGY ASSETS

4. ENERGY ASSETS

Energy assets consisted of the following:

	As of December 31,
	2020	2019

Energy assets	$288,940	$-
Less: accumulated depreciation	(3,703)	-
Less: foreign translation difference	(1)	-
	$285,236	$-

Depreciation expense for the years ended December 31, 2020 and 2019 were $3,703 and $0, respectively.